Share-based compensation	12 Months Ended
Dec. 31, 2016
Share-based compensation
Share-based compensation
22.	Share-based compensation

For the years ended December 31, 2014, 2015 and 2016, total share-based compensation expenses recognized were RMB57.1 million, RMB120.0 million and RMB77.0 million, respectively.

Share incentive plan

On December 31, 2006, the Company implemented an Employee Stock Incentive Plan (“2006 Plan”) under which the Company has reserved 1,028,512.5 ordinary shares for employees. The Board of Directors of the Company may invite employees of the Group to subscribe for options over the Company’s ordinary shares.

On February 8, 2010, the Company implemented an Employee Stock Incentive Plan (“2010 Plan”) under which the Company has reserved 3,089,887.5 ordinary shares for employees. The 2010 Plan stipulates that if options are forfeited, the forfeited options can be added back to the option pool to be granted to other employees. The board of the Company may invite employees of the Company to subscribe for options over the Company’s ordinary shares.

On August 7, 2012, the Company implemented an Employee Stock Incentive Plan (“2012 Plan”) under which the Company has reserved 1,908,180.0 ordinary shares to motivate, attract and retain employees, and directors. The 2012 Plan permits the awards of options and RSUs.

On November 17, 2016, the Company implemented an Employee Stock Incentive Plan (“2016 Plan”) under which the Company has reserved 2,500,000.0 ordinary shares to attract and retain the best available personnel and provide additional incentives to employees, officers, directors and advisors of the Company. The 2016 Plan permits the awards of options and RSUs.

Share options

The Company granted share options on December 31, 2006, February 8, 2010, December 28, 2010 and August 7, 2012, respectively. Options granted typically expire in ten years from the respective grant dates, except for options granted on December 31, 2006 whose expiration date was extended to December 31, 2026. The options have graded vesting terms, and vest in equal tranches from the grant date over three or four years, on the condition that employees remain in service without any performance requirements.

The activities of share options for the year ended December 31, 2016 is summarized as below:

			Aggregate	Weighted
		Weighted	intrinsic	average
		average	value	remaining
	Number of	exercise prices	US$ in	contractual
	shares	US$/Share	thousands	life
Outstanding as of January 1, 2016	1,842,447.0	4.92	43,040	5.02 years
Granted during the year	-	-
Exercised during the year	(864,866.0)	4.02
Forfeited during the year	(5,000.0)	4.03
Outstanding as of December 31, 2016	972,581.0	5.71	12,867	4.99 years
Exercisable as of December 31, 2016	972,581.0	5.71	12,867	4.99 years

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day of the year and the exercise price.

Total intrinsic value of options exercised for the years ended December 31, 2014, 2015 and 2016 was RMB331.3 million, RMB51.2 million and RMB126.6 million, respectively. The total fair value of options vested during the years ended December 31, 2014, 2015 and 2016 was RMB12.4 million, RMB3.2 million and RMB3.4 million, respectively.

For the years ended December 31, 2014, 2015 and 2016, share-based compensation expenses recognized associated with the share options were RMB5.0 million, RMB1.4 million and RMB0.5 million, respectively. As of December 31, 2016, there were no unrecognized share-based compensation expenses related to share options.

The estimate of the fair values of the options granted on February 8, 2010, December 28, 2010 and August 7, 2012 was measured based on the binomial model, taking into account the terms and conditions upon which the options were granted. The following table lists the inputs to the model used on the date of grant and weighted-average fair value per option granted:

	February 8,		December 28, 2010				August 7,
	2010						2012
			Vesting period		Vesting period
			of 3 years		of 4 years
Fair value per share	US$	3.02	US$	10.16	US$	10.16	US$	4.20
Exercise price	US$	3.20	US$	10.20	US$	10.20	US$	4.03
Risk-free interest rate		3.62%		3.58%		3.58%		1.72%
Dividend yield		-		-		-		-
Weighted-average fair value per option granted	US$	3.60	US$	5.08	US$	5.36	US$	2.34
Expected volatility		60%		69%		69%		53%
Expected terms		10 years		10 years		10 years		10 years

On the date of grant, since the Group did not have a trading history for its ordinary shares sufficient to calculate its own historical volatility, the volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies, for the period before valuation date and with similar span as time to expiration.

A subsidiary of the Company also has equity incentive plans granting share options. Total share-based compensation expenses recognized and unrecognized were immaterial for the year ended December 31, 2016.

Restricted shares units

Starting from 2013, the Company granted RSUs under share incentive plans. The RSUs granted would vest (i) on the anniversary of the grant date, or in equal tranches from the grant date over three or four years, on the condition that employees remain in service without any performance requirements; or (ii) on specific dates, or in equal tranches from the grant date over three or four years, if the grantees’ key performance indicators were achieved on each vest date.

Once the vesting conditions underlying the respective RSUs are met, the RSUs are considered duly and validly issued to the holder, and free of restrictions on transfer.

The activities of RSUs for the year ended December 31, 2016 is summarized as below:

	Number of RSUs	Weighted-average fair value per RSU granted (US$)
Outstanding as of January 1, 2016	794,534.0	37.02
Granted during the year	1,026,544.0	23.25
Vested and sold during the year	(246,434.0)	48.11
Forfeited during the year	(128,564.0)	25.94
Outstanding as of December 31, 2016	1,446,080.0	26.34
Vested as of December 31, 2016	395,481.0	30.56

The weighted-average grant-date fair value during the years ended December 31, 2014, 2015 and 2016 was US$82.85, US$54.03, US$23.25, respectively. The total fair value of the RSUs vested during the years ended December 31, 2014, 2015 and 2016 was RMB13.9 million, RMB83.8 million, RMB99.4 million, respectively.

For the years ended December 31, 2014, 2015 and 2016, share-based compensation recognized associated with the RSUs was RMB52.1 million, RMB118.6 million and RMB75.8 million, respectively. As of December 31, 2016, there was RMB88.6 million of unrecognized share-based compensation expense related to RSUs. The compensation expenses are expected to be recognized over a weighted-average period of 1.91 years.